General information and significant accounting policies - Additional information (Details) - item	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation	25
Average Age Of Vessels	6 years 8 months 12 days
Corporate Joint Venture [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage		50.00%